Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10: RELATED PARTY TRANSACTIONS

For the three months ended March 31, 2026

The Company accrued salaries in the amount of $21,635, net of payments of $79,615. The Company accrued payroll taxes in the amount of $1,731 on unpaid wages. At March 31, 2026 and December 31, 2025, the amount of $496,244 and $474,610, respectively, of accrued salaries due to officers is included in the Company’s balance sheet as Accrued Payroll. See note 6.

The Company accrued fees due to the Board of Directors in the amount of $25,000.

On March 31, 2026, the Company issued 28,125 shares of common stock at a price of $2.00 per share to Directors for the conversion of accrued director’s fees in the amount of $56,250. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

On March 24, 2026, the Company issued 4,200,000 shares of common stock at a price of $2.00 per share to its President in connection with the pending merger with TRINITY. See Note 12.

For the three months ended March 31, 2025

On February 17, 2025, the Company completed the sale of its majority interest in AGP to Ron Pickett, its CEO, for the amount of $1. This amount was credited against the amount due to Mr. Pickett for business expenses. There were no assets on the books of AGP. The Company de-recognized the liabilities of AGP and the balance of non-controlling interest. The loss on sale of AGP to related party was recognized in income (loss) from discontinued operations.

The Company accrued salaries due to officers in the amount of $99,850, net of payments of $1,400. The Company accrued payroll taxes in the amount of $7,988 on unpaid wages. At March 31, 2025 and December 31, 2024, the amount of $495,273 and $395,423, respectively, of accrued salaries due to officers is included in the Company’s balance sheet as Accrued Payroll. See note 6.

The Company accrued fees due to the Board of Directors in the amount of $25,000.

NOTE 13: RELATED PARTY TRANSACTIONS

For the year months ended December 31, 2025

On February 17, 2025, the Company completed the sale of its majority interest in AGP to Ron Pickett, its CEO, for the amount of $1. This amount was credited against the amount due to Mr. Pickett for business expenses. The were no assets on the books of AGP. The Company de-recognized the liabilities of AGP and the balance of non-controlling interest. The loss on sale of AGP to related party was recognized in income (loss) from discontinued operations.

The Company accrued salaries in the amount of $405,000, made payments of $145,814, and converted accrued salaries due to officers in the amount of $180,000 into 180,000 shares of the Company’s common stock. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion. The Company accrued payroll taxes in the amount of $55,384 and made payments of $41,386. At December 31, 2025, the amount of $474,610 of accrued salaries due to officers is included in the Company’s balance sheet as Accrued Payroll. See note 6.

On June 30, 2025, the Company issued 180,000 shares of common stock at a price of $1.00 per share to Officers for the conversion of accrued salary in the amount of $180,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

On June 30, 2025, the Company issued 150,000 shares of common stock at a price of $1.00 per share to Directors for the conversion of accrued director’s fees in the amount of $150,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

On June 30, 2025, the Company issued 250,000 shares of common stock at a price of $1.00 per share to a related party for the conversion of a note payable in the amount of $250,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

On September 30, 2025, the Company issued 2,657,550 shares of common stock to a board member from common stock to be issued. The par value of these shares in the amount of $265 was transferred from common stock to be issued to common stock. There was no gain or loss on this transaction as the value of the shares had been recorded when originally charged to common stock to be issued.

On December 29, 2025, the Company issued 1,125,000 shares of common stock with a fair value of $1,125,000 to its President as compensation for services. The amount of $1,125,000 was charged to stock based compensation. See Note 10.

During the year ended December 31, 2025, the Company accrued fees due to the Board of Directors in the amount of $100,000.

For the year ended December 31, 2024

The Company accrued salaries due to officers in the amount of $435,000 and made payments of accrued salaries due to officers in the amount of $263,885. At December 31, 2024, the amount of $395,423 of accrued salaries due to officers is included in the Company’s balance sheet as Accrued Payroll. See note 7.

The Company accrued fees due to the Board of Directors in the amount of $100,000.

Common stock to be issued

The Company had committed to issue 710,220 shares at a price of $0.50 per share for the cashless conversion of 1,775,550 warrants. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the warrants.

The Company had committed to issue 700,000 shares of common stock at a price of $0.10 per share for the conversion of Series AAA Preferred Stock. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the Series AAA Preferred.

The Company had committed to issue 1,183,700 shares of common stock at a price of $0.50 per share for the conversion of 591,850 shares of Series AAAA Preferred Stock. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the Series AAAA Preferred.

The Company had committed to issue 63,630 shares of common stock at a price of $1.00 per share to a related party as compensation. There was no gain or loss recorded on this transaction as the transaction was recorded at the market price of the common stock.

The Company issued 2,657,550 shares of common stock to a board member from common stock to be issued. The par value of these shares in the amount of $265 was transferred from common stock to be issued to common stock. There was no gain or loss on this transaction as the value of the shares had been recorded when originally charged to common stock to be issued.